Cover	Nov. 09, 2026
Cover [Abstract]
Central Index Key	0002024218
Amendment Flag	false
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Registrant Name	Summit Midstream Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42201
Entity Tax Identification Number	99-3056990
Entity Address, Address Line One	910 Louisiana Street
Entity Address, Address Line Two	Suite 4200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	832
Local Phone Number	413-4770
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Title of 12(b) Security	Common Stock
Trading Symbol	SMC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false